Form N-1A Cover	May 04, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Document Creation Date	May 04, 2026
Document Effective Date	May 04, 2026
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Oct. 01, 2025